Geographic Information and Concentrations of Risk (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	38.60%	41.30%	43.30%	36.80%
Customer One [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			42.40%		51.90%
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	36.70%	34.80%	31.90%	33.50%
Customer Two [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			24.00%		12.70%
Customer Three [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Revenue, Major Customer [Line Items]
Concentration percentage			20.90%